Income Tax Expense (Income) - Schedule of Components of Deferred Tax Assets (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)
Schedule of Components of Deferred Tax Assets [Abstract]
Tax losses	$ 1,789,897		$ 2,413,898
Allowance for expected credit losses	80,922		226,489
Tax losses (in Dollars)	1,870,819		2,640,387
Tax losses, Addition in the unaudited interim condensed consolidated statements of operations	1,741,133		(222,786)
Allowance for expected credit losses, Addition in the unaudited interim condensed consolidated statements of operations	1,741,133	$ 221,803	(222,786)
Tax losses	3,531,030	499,818	2,191,112	$ 280,614
Allowance for expected credit losses	80,922	10,309	226,489	29,006
Tax losses (in Dollars)	3,611,952	$ 460,127	2,417,601	$ 309,620
Tax losses (in Dollars)	3,531,030		2,191,112
Allowance for expected credit losses (in Dollars)	80,922		226,489
Tax losses (in Dollars) (in Dollars)	$ 3,611,952		$ 2,417,601